UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:    BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2014

Date of reporting period:11/30/2013

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2013 (Unaudited)	BlackRock Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Focus Growth LLC	$79,087,778
Total Investments (Cost — $61,854,399) — 100.2%	79,087,778
Liabilities in Excess of Other Assets — (0.2)%	(132,360)

Net Assets — 100.0%	$78,955,418

Notes to Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of November 30, 2013, the value of the investment and the percentage owned by the Fund of the Master LLC was $79,087,778 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2013, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended November 30, 2013.

BLACKROCK FOCUS GROWTH FUND, INC.	NOVEMBER 30, 2013	1

Schedule of Investments November 30, 2013 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.5%
Precision Castparts Corp.	13,760	$3,556,272
Airlines — 2.2%
Spirit Airlines, Inc. (a)	37,891	1,738,060
Biotechnology — 9.0%
Gilead Sciences, Inc. (a)	42,298	3,164,313
Regeneron Pharmaceuticals, Inc. (a)	5,611	1,648,848
United Therapeutics Corp. (a)	24,983	2,306,181

		7,119,342
Chemicals — 1.5%
Monsanto Co.	10,698	1,212,404
Diversified Financial Services — 1.8%
IntercontinentalExchange Group, Inc.	6,793	1,448,879
Diversified Telecommunication Services — 2.2%
Vivendi SA	68,152	1,728,621
Electrical Equipment — 4.0%
Eaton Corp. PLC	36,615	2,660,446
SolarCity Corp. (a)	10,452	546,430

		3,206,876
Health Care Equipment & Supplies — 1.7%
Intuitive Surgical, Inc. (a)	3,481	1,311,989
Hotels, Restaurants & Leisure — 2.9%
Melco Crown Entertainment Ltd. - ADR (a)	27,819	990,078
Wynn Resorts Ltd.	7,887	1,308,217

		2,298,295
Internet & Catalog Retail — 8.1%
Amazon.com, Inc. (a)	9,490	3,735,454
priceline.com, Inc. (a)	2,268	2,704,204

		6,439,658
Internet Software & Services — 17.4%
Facebook, Inc., Class A (a)	15,759	740,831
Google, Inc., Class A (a)	3,293	3,489,230
LinkedIn Corp., Class A (a)	8,769	1,964,519
SINA Corp. (a)	19,228	1,481,902
Yahoo!, Inc. (a)	65,581	2,425,185
Yandex NV, Class A (a)	35,757	1,421,341
Yelp, Inc. (a)	24,241	1,471,186
Youku Tudou, Inc. - ADR (a)	26,929	758,859

		13,753,053
IT Services — 3.9%
Visa, Inc., Class A	15,205	3,093,609
Media — 12.3%
Comcast Corp., Class A	53,818	2,683,904
Liberty Global PLC, Class A (a)	27,558	2,364,752
Sirius XM Holdings, Inc.	385,945	1,455,013
Time Warner, Inc.	48,725	3,201,720

		9,705,389

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp.	20,768	$715,458
Concho Resources, Inc. (a)	6,534	679,079
Gulfport Energy Corp. (a)	20,644	1,206,229

		2,600,766
Pharmaceuticals — 3.8%
AbbVie, Inc.	34,030	1,648,753
Allergan, Inc.	13,752	1,334,632

		2,983,385
Road & Rail — 2.8%
Union Pacific Corp.	13,546	2,194,994
Software — 7.4%
Autodesk, Inc. (a)	50,028	2,263,767
Guidewire Software, Inc. (a)	25,275	1,206,376
ServiceNow, Inc. (a)	20,651	1,096,775
Splunk, Inc. (a)	18,302	1,320,672

		5,887,590
Textiles, Apparel & Luxury Goods — 4.5%
Michael Kors Holdings Ltd. (a)	16,854	1,374,444
NIKE, Inc., Class B	27,423	2,170,256

		3,544,700
Wireless Telecommunication Services — 6.4%
SoftBank Corp.	62,500	5,071,815
Total Long-Term Investments (Cost — $61,662,318) — 99.7%		78,895,697

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (b)(c)	766,099	766,099
Total Short-Term Securities (Cost — $766,099) — 1.0%		766,099
Total Investments (Cost — $62,428,417*) — 100.7%		79,661,796
Liabilities in Excess of Other Assets — (0.7)%		(574,018)

Net Assets — 100.0%		$79,087,778

Portfolio Abbreviations
ADR American Depositary Receipts

2	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2013

Schedule of Investments (continued)	Master Focus Growth LLC

Notes to Schedule of Investments

*	As of November 30, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$62,435,463

Gross unrealized appreciation	$17,371,075
Gross unrealized depreciation	(144,742)

Net unrealized appreciation	$17,226,333

(a)	Non-income producing security.

(b)	Represents the current yield as of report date.

(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended November 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at November 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	766,099	766,099	$64

•	Foreign currency exchange contracts as of November 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	1,446,216	JPY	148,069,630	UBS Securities LLC	2/28/14	$(124)

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, please refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$72,095,261	$6,800,436	—	$78,895,697
Short-Term Securities	766,099	—	—	766,099
Total	$72,861,360	$6,800,436	—	$79,661,796

[1]	See above Schedule of Investments for values in each industry.

MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2013	3

Schedule of Investments (concluded)	Master Focus Growth LLC

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Foreign currency exchange contracts	—	$(124)	—	$(124)
[2] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Master LLC’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$11	—	—	$11
Liabilities:
Bank overdraft	—	$(63,073)	—	(63,073)
Total	$11	$(63,073)	—	$(63,062)

There were no transfers between levels during the period ended November 30, 2013.

4	MASTER FOCUS GROWTH LLC	NOVEMBER 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: January 24, 2014

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